Related Party Balances and Transactions - Schedule of Amount Due from Related Parties-current (Detail) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Related Party Transaction [Line Items]
Amount due from related parties	¥ 33,460
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amount due from related parties	¥ 33,460	[1]

[1]	The amount of RMB33,460 as of December 31, 2017 represented the advance payment of revenue sharing of live video service made to Hunan Qindao Network Media Technology Co., Ltd.